Fair Value Measurements - Narrative (Details) $ in Millions, ₨ in Billions	1 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 INR (₨) shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale		$ 52.0	$ 0.0
Liabilities held for sale		83.0	0.0
Impairment loss		0.0	0.0	$ 120.0
Property and equipment, net		4,391.0	5,374.0
Impairment of intangible assets		36.0	0.0	0.0
Debt, fair value		$ 248.0
Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate		7.875%			7.875%
DSQ
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment		$ 6.0
Investments held by WeCap Holdings Partnership
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Consideration from sale	$ 46.0
IndiaCo
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guaranty, shares pledged (in shares) | shares		8,467,347			8,467,347
Guaranty, shares pledged, percentage		14.70%			14.70%
Guaranty, shares pledged, value		$ 66.5			₨ 5.5
Guarantees		0.4
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets		0.0
Impairment loss		427.0	$ 757.0	$ 944.0
Impairment of right-of-use assets and property and equipment		163.0
Property and equipment, net		1,000.0
Other liabilities - IndiaCo share pledge		$ 0.0